Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Forester Funds Inc
Entity Central Index Key	dei_EntityCentralIndexKey	0001088323
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Forester Value Fund | Class N [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	THE FORESTER VALUE FUND (the "Fund") seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Forester Value Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117.75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.75%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Forester Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

THE FORESTER VALUE FUND invests in the stocks of large U.S. companies that it believes are undervalued and have great appreciation potential. It may also take defensive positions when the manager believes that the overall stock market is highly valued or that market conditions warrant it.

The Fund generally purchases a stock only at a price Forester Capital Management ("Forester Capital"), the Fund’s investment manager (the “manager”), deems significantly below the intrinsic value of the company - Forester Capital's estimate of the amount a buyer would pay to own the entire company. Forester Capital performs its own fundamental analysis of the company.

The Fund places special focus on companies whose current market prices are low in relation to earnings and have great appreciation potential. In addition to stocks with low prices relative to earnings, Forester Capital also considers factors such as the following about the issuer:

Book-to-market value

Price-to-cash flow ratio

Price-to-sales ratio

Earnings estimates for the next 12 months

Five-year return on equity

Under normal market conditions, the fund invests at least 65% of its net assets (at market value at the time of purchase) in the common stocks of large companies that have market capitalizations greater than $5.0 billion. The fund may emphasize sectors more or less than the S&P 500. The Fund may also invest in stock index options.

The Fund may sell a stock when Forester Capital thinks the stock is too expensive compared to Forester Capital's estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, a company exhibits deteriorating fundamentals or more attractive alternatives exist.

MARKET EXPOSURE. In order to try to enhance returns, the manager may vary the Fund's exposure to the overall stock market. The manager may reduce market exposure when the manager believes that the overall stock market is highly valued or that market conditions warrant it. During these defensive periods, the Fund may invest some or all of its assets in stock index options, money market funds, U.S. Treasury or U.S. Agency fixed income instruments with a maturity of less than five years.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock

Like all mutual funds that invest in stocks, the Forester Funds take investment risks and it is possible for you to lose money by investing in the Fund. The manager's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective. The principal factors that might reduce the Fund's return include:

Stock Market Risk: The Fund invests primarily in common stocks and other equity securities. Over time, stocks have shown greater growth than other types of securities. In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

Value Investing Risk: From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would. During these periods, the Fund's relative performance may suffer.

Emphasize Sector Risk: If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio.

Varying Market Exposure Risk: If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer.

Large-Size Company Risks: The Fund normally invests the majority of its assets in larger companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Options Risk: The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3) the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund. Put options may not go in the same direction as the market and the Fund’s performance may suffer. Accordingly, the Fund will limit its exposure to options to 5% of the value of the portfolio, based on the cost of the options, at any one time.

Fixed Income Risk: The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury.

Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder. Short-term capital gains are taxed as ordinary income under federal income tax laws.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE - Class N Share
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Bar Chart and Table set out below help show the returns and risks of investing in the Fund. They show changes in the Fund’s calendar year performance over the last ten years and compare the Fund’s average annual returns for periods of one year, five years and ten years to an appropriate index during corresponding periods. You should be aware that the Fund’s past performance (before and after taxes) is no guarantee or indication that the Fund will perform similarly in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) is no guarantee or indication that the Fund will perform similarly in the future
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The year-to-date return for Class N shares as of June 30, 2023, was -13.19%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	From 1/01/2013 through 12/31/2022, the Fund's Class N highest and lowest quarterly returns were 6.43% and -3.92%, respectively, for the quarters ended March 31, 2013, and September 30, 2016.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.92%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2022) FUND INDEX Forester Value Fund-Class N
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns reflect past tax effects and are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average Annual Total Returns

The table below shows the Fund's Class N shares average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2022. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of broad measure of market’s performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt.

Forester Value Fund | Class N [Member] | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	it is possible for you to lose money by investing in the Fund
Forester Value Fund | Class N [Member] | Stock Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Fund invests primarily in common stocks and other equity securities. Over time, stocks have shown greater growth than other types of securities. In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news
Forester Value Fund | Class N [Member] | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would. During these periods, the Fund's relative performance may suffer
Forester Value Fund | Class N [Member] | Emphasize Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio
Forester Value Fund | Class N [Member] | Varying Market Exposure [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer
Forester Value Fund | Class N [Member] | Large Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Fund normally invests the majority of its assets in larger companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion
Forester Value Fund | Class N [Member] | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3) the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund. Put options may not go in the same direction as the market and the Fund’s performance may suffer. Accordingly, the Fund will limit its exposure to options to 5% of the value of the portfolio, based on the cost of the options, at any one time
Forester Value Fund | Class N [Member] | Fixed Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury
Forester Value Fund | Class N [Member] | Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder. Short-term capital gains are taxed as ordinary income under federal income tax laws
Forester Value Fund | Class N [Member] | Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.27%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,534
Annual Return 2013	rr_AnnualReturn2013	9.62%
Annual Return 2014	rr_AnnualReturn2014	3.16%
Annual Return 2015	rr_AnnualReturn2015	(5.72%)
Annual Return 2016	rr_AnnualReturn2016	(4.06%)
Annual Return 2017	rr_AnnualReturn2017	(1.89%)
Annual Return 2018	rr_AnnualReturn2018	0.28%
Annual Return 2019	rr_AnnualReturn2019	1.70%
Annual Return 2020	rr_AnnualReturn2020	0.41%
Annual Return 2021	rr_AnnualReturn2021	0.05%
Annual Return 2022	rr_AnnualReturn2022	12.29%
1 Year	rr_AverageAnnualReturnYear01	12.29%
5 Years	rr_AverageAnnualReturnYear05	2.84%
10 Years	rr_AverageAnnualReturnYear10	1.45%
Forester Value Fund | Class N [Member] | Class N | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.65%
5 Years	rr_AverageAnnualReturnYear05	(0.57%)
10 Years	rr_AverageAnnualReturnYear10	(0.39%)
Forester Value Fund | Class N [Member] | Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.28%
5 Years	rr_AverageAnnualReturnYear05	1.48%
10 Years	rr_AverageAnnualReturnYear10	0.70%
Forester Value Fund | Class N [Member] | Class N | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.16%)
5 Years	rr_AverageAnnualReturnYear05	9.41%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Forester Value Fund | Class I [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	THE FORESTER VALUE FUND (the "FUND") seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Forester Value Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117.75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.75%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Forester Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

THE FORESTER VALUE FUND invests in the stocks of large U.S. companies that it believes are undervalued and have great appreciation potential. It may also take defensive positions when the manager believes that the overall stock market is highly valued or that market conditions warrant it.

The Fund generally purchases a stock only at a price Forester Capital Management ("Forester Capital"), the Fund’s investment manager (the “manager”), deems significantly below the intrinsic value of the company - Forester Capital's estimate of the amount a buyer would pay to own the entire company. Forester Capital performs its own fundamental analysis of the company.

The Fund places special focus on companies whose current market prices are low in relation to earnings and have great appreciation potential. In addition to stocks with low prices relative to earnings, Forester Capital also considers factors such as the following about the issuer:

Book-to-market value

Price-to-cash flow ratio

Price-to-sales ratio

Earnings estimates for the next 12 months

Five-year return on equity

Under normal market conditions, the fund invests at least 65% of its net assets (at market value at the time of purchase) in the common stocks of large companies that have market capitalizations greater than $5.0 billion. The fund may emphasize sectors more or less than the S&P 500. The Fund may also invest in stock index options.

The Fund may sell a stock when Forester Capital thinks the stock is too expensive compared to Forester Capital's estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, a company exhibits deteriorating fundamentals or more attractive alternatives exist.

MARKET EXPOSURE: In order to try to enhance returns, the manager may vary the Fund's exposure to the overall stock market. The manager may reduce market exposure when the manager believes that the overall stock market is highly valued or that market conditions warrant it. During these defensive periods, the Fund may invest some or all of its assets in stock index options, money market funds, U.S. Treasury, or U.S. Agency fixed income instruments with a maturity of less than five years.

Risk [Heading]	rr_RiskHeading	Principal RiskS
Risk [Text Block]	rr_RiskTextBlock

Like all mutual funds that invest in stocks, the Forester Funds take investment risks and it is possible for you to lose money by investing in the Fund. The manager's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective. The principal factors that might reduce the Fund's return include:

Stock Market Risk: The Fund invests primarily in common stocks and other equity securities. Over time, stocks have shown greater growth than other types of securities. In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

Value Investing Risk: From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would. During these periods, the Fund's relative performance may suffer.

Emphasize Sector: If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio.

Varying Market Exposure: If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer.

Large-Size Company Risks: The Fund normally invests the majority of its assets in larger companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Options Risk: The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3) the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund. Put options may not go in the same direction as the market and the Fund’s performance may suffer. Accordingly, the Fund will limit its exposure to options to 5% of the value of the portfolio, based on the cost of the options, at any one time.

Fixed Income Risk: The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury.

Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder. Short-term capital gains are taxed as ordinary income under federal income tax laws.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE – Class I Shares
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Bar Chart and Table set out below help show the returns and risks of investing in the Fund. They show changes in the Fund’s calendar year performance over the lifetime of the Fund and compare the Fund’s average annual returns for periods of one year and since inception to an appropriate index during corresponding periods. You should be aware that the Fund’s past performance (before and after taxes) is no guarantee or indication that the Fund will perform similarly in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) is no guarantee or indication that the Fund will perform similarly in the future
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The year-to-date return for Class I shares as of June 30, 2023, was -13.46%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	From 01/01/13 to 12/31/22, the highest quarterly return was 6.48% for the quarter ended 03/31/13. The lowest quarterly return was -3.82% for the quarter ended 9/30/2016.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.82%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2022) FUND INDEX Forester Value Fund-Class I
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns reflect past tax effects and are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

AVERAGE ANNUAL TOTAL RETURNS

The table below shows the Fund's Class I shares average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2022. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of the market’s performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt.

Forester Value Fund | Class I [Member] | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	it is possible for you to lose money by investing in the Fund
Forester Value Fund | Class I [Member] | Stock Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Fund invests primarily in common stocks and other equity securities. Over time, stocks have shown greater growth than other types of securities. In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news
Forester Value Fund | Class I [Member] | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would. During these periods, the Fund's relative performance may suffer
Forester Value Fund | Class I [Member] | Emphasize Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio
Forester Value Fund | Class I [Member] | Varying Market Exposure [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer
Forester Value Fund | Class I [Member] | Large Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Fund normally invests the majority of its assets in larger companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion
Forester Value Fund | Class I [Member] | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3) the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund. Put options may not go in the same direction as the market and the Fund’s performance may suffer. Accordingly, the Fund will limit its exposure to options to 5% of the value of the portfolio, based on the cost of the options, at any one time
Forester Value Fund | Class I [Member] | Fixed Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury
Forester Value Fund | Class I [Member] | Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder. Short-term capital gains are taxed as ordinary income under federal income tax laws
Forester Value Fund | Class I [Member] | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
Annual Return 2013	rr_AnnualReturn2013	9.85%
Annual Return 2014	rr_AnnualReturn2014	3.48%
Annual Return 2015	rr_AnnualReturn2015	(5.53%)
Annual Return 2016	rr_AnnualReturn2016	(3.76%)
Annual Return 2017	rr_AnnualReturn2017	(1.61%)
Annual Return 2018	rr_AnnualReturn2018	0.49%
Annual Return 2019	rr_AnnualReturn2019	1.94%
Annual Return 2020	rr_AnnualReturn2020	0.69%
Annual Return 2021	rr_AnnualReturn2021	0.20%
Annual Return 2022	rr_AnnualReturn2022	12.80%
1 Year	rr_AverageAnnualReturnYear01	12.80%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	1.72%
Forester Value Fund | Class I [Member] | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.48%
5 Years	rr_AverageAnnualReturnYear05	(0.34%)
10 Years	rr_AverageAnnualReturnYear10	(0.19%)
Forester Value Fund | Class I [Member] | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.58%
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	0.86%
Forester Value Fund | Class I [Member] | Class I | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.16%)
5 Years	rr_AverageAnnualReturnYear05	9.41%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Forester Value Fund | Class R [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	THE FORESTER VALUE FUND (the "FUND") seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Forester Value Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117.75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.75%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Forester Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

THE FORESTER VALUE FUND invests in the stocks of large U.S. companies that it believes are undervalued and have great appreciation potential. It may also take defensive positions when the manager believes that the overall stock market is highly valued or that market conditions warrant it.

The Fund generally purchases a stock only at a price Forester Capital Management ("Forester Capital"), the Fund’s investment manager (the “manager”), deems significantly below the intrinsic value of the company - Forester Capital's estimate of the amount a buyer would pay to own the entire company. Forester Capital performs its own fundamental analysis of the company.

The Fund places special focus on companies whose current market prices are low in relation to earnings and have great appreciation potential. In addition to stocks with low prices relative to earnings, Forester Capital also considers factors such as the following about the issuer:

Book-to-market value

Price-to-cash flow ratio

Price-to-sales ratio

Earnings estimates for the next 12 months

Five-year return on equity

Under normal market conditions, the fund invests at least 65% of its net assets (at market value at the time of purchase) in the common stocks of large companies that have market capitalizations greater than $5.0 billion. The Fund may emphasize sectors more or less than the S&P 500. The Fund may also invest in stock index options.

The Fund may sell a stock when Forester Capital thinks the stock is too expensive compared to Forester Capital's estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, a company exhibits deteriorating fundamentals or more attractive alternatives exist.

MARKET EXPOSURE. In order to try to enhance returns, the manager may vary the Fund's exposure to the overall stock market. The manager may reduce market exposure when the manager believes that the overall stock market is highly valued or that market conditions warrant it. During these defensive periods, the Fund may invest some or all of its assets in stock index options, money market funds, U.S. Treasury or U.S. Agency fixed income instruments with a maturity of less than five years.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock

Like all mutual funds that invest in stocks, the Forester Funds take investment risks and it is possible for you to lose money by investing in the Fund. The manager's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective. The principal factors that might reduce the Fund's return include:

Stock Market Risk: The Fund invests primarily in common stocks and other equity securities. Over time, stocks have shown greater growth than other types of securities. In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

Value Investing Risk: From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would. During these periods, the Fund's relative performance may suffer.

Emphasize Sector Risk: If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio.

Varying Market Exposure Risk: If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer.

Large-Size Company Risk: The Fund normally invests the majority of its assets in larger companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Options Risk: The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3) the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund. Put options may not go in the same direction as the market and the Fund’s performance may suffer. Accordingly, the Fund will limit its exposure to options to 5% of the value of the portfolio, based on the cost of the options, at any one time.

Fixed Income Risk: The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury.

Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder. Short-term capital gains are taxed as ordinary income under federal income tax laws.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE – Class R Share
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Bar Chart and Table set out below help show the returns and risks of investing in the Fund. They show changes in the Fund’s calendar year performance over the lifetime of the Fund and compare the Fund’s average annual returns for periods of one year and since inception (12/28/10) to an appropriate index during corresponding periods. You should be aware that the Fund’s past performance (before and after taxes) is no guarantee or indication that the Fund will perform similarly in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) is no guarantee or indication that the Fund will perform similarly in the future
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The year-to-date return for Class R shares as of June 30, 2023, was -13.45%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	From 01/01/2013 through 12/31/2022, the highest and lowest quarterly returns were 6.45% and -3.91%, respectively, for the quarters ended March 31, 2013 and September 30, 2016.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.91%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2022) FUND INDEX Forester Value Fund-Class R
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns reflect past tax effects and are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average Annual Total Returns

The table below shows the Fund's Class R shares average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2022. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of broad measure of the market’s performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt.

Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	* Inception 12/28/2010
Forester Value Fund | Class R [Member] | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	it is possible for you to lose money by investing in the Fund.
Forester Value Fund | Class R [Member] | Stock Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Fund invests primarily in common stocks and other equity securities. Over time, stocks have shown greater growth than other types of securities. In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news
Forester Value Fund | Class R [Member] | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would. During these periods, the Fund's relative performance may suffer
Forester Value Fund | Class R [Member] | Emphasize Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio
Forester Value Fund | Class R [Member] | Varying Market Exposure [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer
Forester Value Fund | Class R [Member] | Large Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Fund normally invests the majority of its assets in larger companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion
Forester Value Fund | Class R [Member] | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3) the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund. Put options may not go in the same direction as the market and the Fund’s performance may suffer. Accordingly, the Fund will limit its exposure to options to 5% of the value of the portfolio, based on the cost of the options, at any one time
Forester Value Fund | Class R [Member] | Fixed Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury
Forester Value Fund | Class R [Member] | Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder. Short-term capital gains are taxed as ordinary income under federal income tax laws
Forester Value Fund | Class R [Member] | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.52%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,813
Annual Return 2013	rr_AnnualReturn2013	9.31%
Annual Return 2014	rr_AnnualReturn2014	2.98%
Annual Return 2015	rr_AnnualReturn2015	(5.81%)
Annual Return 2016	rr_AnnualReturn2016	(4.26%)
Annual Return 2017	rr_AnnualReturn2017	(2.09%)
Annual Return 2018	rr_AnnualReturn2018	0.03%
Annual Return 2019	rr_AnnualReturn2019	1.47%
Annual Return 2020	rr_AnnualReturn2020	0.16%
Annual Return 2021	rr_AnnualReturn2021	(0.14%)
Annual Return 2022	rr_AnnualReturn2022	12.15%
1 Year	rr_AverageAnnualReturnYear01	12.15%
5 Years	rr_AverageAnnualReturnYear05	2.63%
10 Years	rr_AverageAnnualReturnYear10	1.24%
Forester Value Fund | Class R [Member] | Class R | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.75%
5 Years	rr_AverageAnnualReturnYear05	(0.51%)
10 Years	rr_AverageAnnualReturnYear10	(0.38%)
Forester Value Fund | Class R [Member] | Class R | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.19%
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	0.62%
Forester Value Fund | Class R [Member] | Class R | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.16%)
5 Years	rr_AverageAnnualReturnYear05	9.41%
10 Years	rr_AverageAnnualReturnYear10	12.56%

[1]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other mutual funds.
[2]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other mutual funds.
[3]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other mutual funds.